Revenue - EAC Adjustments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net EAC adjustments, before income taxes	$ (20,182)	$ (8,700)	$ (1,718)	$ (18,033)	$ (72,806)
Net EAC adjustments, net of income taxes	$ (17,293)	$ (7,674)	$ (1,334)	$ (14,374)	$ (61,537)
Net EAC adjustments, net of income taxes, per diluted share (in dollars per share)	$ (0.28)	$ (0.21)	$ 0	$ (0.39)	$ (1.36)
Contracts Accounted for under Percentage of Completion
Disaggregation of Revenue [Line Items]
Net EAC adjustments, before income taxes	$ (1,764)	$ (56)		$ 728	$ (1,835)
Net EAC adjustments, net of income taxes	$ (1,511)	$ (50)		$ 580	$ (1,551)
Net EAC adjustments, net of income taxes, per diluted share (in dollars per share)	$ (0.02)	$ 0		$ 0.02	$ (0.03)